UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):           [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Credit Suisse Asset Management Limited [London]
Address:     Beaufort House, 15 St Botolph Street
             London, UK EC3A 7JJ

13F File Number:  28-10202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emidio Morizio
Title:   Authorized Signatory
Phone:   (212) 875-3923


Signature, Place, and Time of Signing:


/s/ Emidio Morizio                New York, New York         July 6, 2006
----------------------           --------------------       ---------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[ ]   13F HOLDINGS REPORT

[X]   13F NOTICE

[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

28-3702                           Credit Suisse Asset Management, LLC